Related party transactions - Summary of compensation of key management personnel (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party [Abstract]
Short-term employee benefits	£ 12,764	£ 13,003	£ 13,487
Post-employment benefits	71	29	69
Other long-term employee benefits	1,229	1,081	1,152
Share-based payments	4,195	4,699	4,234
Total	£ 18,259	£ 18,812	£ 18,942